Research Expenses - Schedule of Research Expenses (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Research Expenses [Abstract]
Product research and development expenses	$ 314,472	$ 100,934	$ 276,057	$ 665,035